Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation Expense

Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2017	2016	2015

Liability Awards Expense	$5.4	$4.8	$3.3
Equity Awards Expense	9.3	10.3	9.2

Total stock-based compensation expense	$14.7	$15.1	$12.5

Summary of Stock Options Available for Grant

The following table summarizes the Company’s shares available for grant as options, restricted stock units or other equity instruments under the LTIP and 2001 Plan at 31 March 2017, 2016 and 2015:

Shares Available for Grant
Balance at 31 March 2015	24,754,902

Granted	(1,410,560)
New Shares Authorized	5,000,000
Forfeitures Available for Re-grant	74,466

Balance at 31 March 2016	28,418,808

Granted	(1,179,994)

Balance at 31 March 2017	27,238,814

Summary of Stock Options Activity

The following table summarizes the Company’s stock options activity during the noted period:

	Outstanding Options
	Number	Weighted Average Exercise Price (A$)
Balance at 31 March 2015	511,780	8.17

Exercised	(333,287)	8.54
Forfeited	(74,466)	7.85

Balance at 31 March 2016	104,027	7.22

Exercised	(55,131)	7.97

Balance at 31 March 2017	48,896	6.38

Outstanding and Exercisable Options under 2001 Equity Incentive Plan and Long-Term Incentive Plan

The following table summarizes outstanding and exercisable options under both the 2001 Plan and the LTIP as of 31 March 2017:

	Options Outstanding and Exercisable
Exercise Price (A$)	Number	Weighted Average Remaining Life (in Years)	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value (A$)
6.38	48,896	0.7	6.38	693,834

Restricted Stock Unit Activity

The following table summarizes the Company’s restricted stock unit activity during the noted period:

	Restricted Stock Units	Weighted Average Fair Value at Grant Date (A$)
Non-vested at 31 March 2015	4,008,001	8.44

Granted	1,410,560	14.95
Vested	(1,219,352)	7.28
Forfeited	(149,755)	9.92

Non-vested at 31 March 2016	4,049,454	11.00

Granted	1,179,994	18.54
Vested	(1,314,825)	8.60
Forfeited	(574,378)	9.10

Non-vested at 31 March 2017	3,340,245	14.80

Assumptions Used for Restricted Stock Grants

The following table includes the assumptions used for restricted stock grants (market condition) valued during the year ended 31 March 2017 and 2016, respectively:

Vesting Condition:	Market	Market
	FY17	FY16
Date of grant	16 Sep 2016	16 Sep 2015
Dividend yield (per annum)	2.3%	3.8%
Expected volatility	31.5%	36.8%
Risk free interest rate	1.1%	1.5%
Expected life in years	3.0	3.0
JHX stock price at grant date (A$)	20.82	17.76
Number of restricted stock units	456,819	579,262